Share capital	12 Months Ended
Dec. 31, 2025
Share Capital
Share capital

22.	Share capital

a)	Ownership structure

On December 31, 2025 and 2024 the Company had 111,402,979 and 111,267,279 common shares, respectively. On December 31, 2025, based on information available to the Company and to the best of the Company’s knowledge, the Company´s largest shareholder, and the only shareholder with over 10% of common shares, was A10 Investimentos Fundo de Investimento Financeiro em Ações (“A10 Fund”), with 42.77% of the common shares.

b)	Authorized share capital

The authorized share capital consists of an unlimited number of common shares. The common shares do not have a par value. All issued shares are fully paid.

c)	Common shares issued by the Company for the year ended December 31, 2025, and 2024:

	Number of common shares	Amount ($)
Balance, January 1, 2024 (1)	110,059,471	291,215
Exercise of RSUs	1,207,808	35,617
Balance, December 31, 2024	111,267,279	326,832

Balance, January 1, 2025	111,267,279	326,832
Exercise of RSUs	135,700	1,788
Balance, December 31, 2025	111,402,979	328,620
1)	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 2.4 “Presentation currency of the financial statements” for further details.

d)	Reserve for tax incentives

On October 4, 2024, the Northeast Development Authority – “SUDENE” approved Sigma Brazil for the tax benefit of a 75% reduction in income tax (a federal tax), also known as Profit from Exploration, and issued the Constitutive Report. This tax benefit allows the Company to reduce its current income tax expenses by approximately 75%, starting in 2024, for ten years. The tax incentive received by Sigma can be granted to new ventures located in the SUDENE, Espírito Santo, and cities in northern Minas Gerais (such as Araçuaí and Itinga) and applies to projects for implementation, modernization, expansion, or diversification of these companies. The amount saved cannot be distributed to the shareholders and must be added to a reserve account for tax incentives within the equity accounts. For the year ended December 31, 2025, the Company recognized a reserve for tax incentives in the amount of $171, totaling $2,671 ($2,500 as of December 31, 2024).